Concentration of credit risk	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Concentration of credit risk

Note 23	Concentration of credit risk

Concentration of credit exposure may arise with a group of counterparties that have similar economic characteristics or are located in the same geographic region. The ability of such counterparties to meet contractual obligations would be similarly affected by changing economic, political or other conditions.
The amounts of credit exposure associated with our on- and off-balance sheet financial instruments are summarized in the following table:
Credit exposure by country of ultimate risk

$ millions, as at October 31				2022				2021
	Canada	U.S.	Other countries	Total	Canada	U.S.	Other countries	Total

On-balance sheet
Major assets (1)(2)(3)	$603,210	$209,824	$82,937	$895,971	$537,932	$181,813	$77,384	$797,129
Off-balance sheet
Credit-related arrangements
Financial institutions	$59,480	$22,201	$12,797	$94,478	$59,636	$18,315	$16,458	$94,409
Governments	11,354	24	6,280	17,658	11,229	10	8	11,247
Retail	178,863	997	492	180,352	154,341	700	383	155,424
Corporate	78,372	40,036	10,614	129,022	77,939	33,233	8,790	119,962
	$328,069	$63,258	$30,183	$421,510	$303,145	$52,258	$25,639	$381,042

(1)
Major assets consist of cash and deposits with banks, loans and acceptances net of allowance for credit losses, securities, securities borrowed or purchased under resale agreements, and derivative instruments.

(2)	Includes Canadian currency of $572.3 billion (2021: $522.8 billion) and foreign currencies of $323.7 billion (202 1 : $274.3 billion ).
(3)
No industry or foreign jurisdiction accounted for
10% or
more of loans and acceptances net of allowance for credit losses, with the exception of the U.S., which accounted for
15% as at October 31, 2022 (2021: 13
%) and the real estate and construction industry, which across all jurisdictions accounted for 10% as at October 31, 2022 (2021: l ess than 10%
). Canadian residential mortgages accounted for 50% as at October 31, 2022 (2021: 53%) of loans and acceptances net of allowance for credit losses.

See Note 1
2
for derivative instruments by country and counterparty type of ultimate risk. In addition, see Note 2
1
for details on the client securities lending of the joint ventures which CIBC has with The Bank of New York Mellon.
Also see shaded sections in “MD&A – Management of risk” for a detailed discussion on our credit risk.